EXCHANGE RATE DIFFERENCES ON FOREIGN CURRENCY - Summary of Gold and Foreign Currency Quotation Differences (Detail) - ARS ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Transactions In Foreign Currency [line items]
Exchange Rate Differences on Foreign Currency	$ 16,068,427	$ 57,180,396
For Purchase-Sale of Foreign Currency
Disclosure Of Transactions In Foreign Currency [line items]
Exchange Rate Differences on Foreign Currency	30,524,721	18,253,545
For valuation of Assets and Liabilities in foreign currency
Disclosure Of Transactions In Foreign Currency [line items]
Exchange Rate Differences on Foreign Currency	$ (14,456,294)	$ 38,926,851